CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Notes Payable [Abstract]
Schedule of convertible notes payable
Description	Effective Interest Rate	Maturity date	Principal	Accrued Interest	Unamortized debt discount	September 30, 2022 Amount, net	December 31, 2021 Amount, net
Cavalry Fund I LP	28.7%	November 16, 2022	$1,091,754	$13,647	$-	$1,105,401	$548,872

Mercer Street Global Opportunity Fund, LLC	28.7%	November 16, 2022	1,091,754	13,647	-	1,105,401	548,872

Bellridge Capital LP.	10%	February 16, 2022	-	-	-	-	863,609

Total convertible notes payable			$2,183,508	$27,294	$-	$2,210,802	$1,961,353

Description	Interest Rate	Maturity date	Principal	Accrued Interest	Unamortized debt discount	December 31, 2021 Amount, net	December 31, 2020 Amount, net
Power Up Lending Group	12%	July 13, 2021	$-	$-	$-	$-	$33,057

Cavalry Fund I LP	10%	June 30, 2021	-	-	-	-	157,149
	10%	July 31, 2021	-	-	-	-	217,248
	10%	September 24, 2021	-	-	-	-	33,669
	10%	August 5, 2021	-	-	-	-	63,553
	10%	February 3, 2022	-	-	-	-	-
	10%	February 16, 2022	572,000	50,527	(73,655)	548,872	-

Mercer Street Global Opportunity Fund, LLC	10%	August 3, 2021	-	-	-	-	288,895
	10%	February 3, 2022	-	-	-	-	-
	10%	February 16, 2022	572,000	50,527	(73,655)	548,872	-

Iroquois Master Fund Ltd.	10%	September 16, 2021	-	-	-	-	72,835
	10%	February 3, 2022	-	-	-	-	-

Mark Geist	10%	October 20, 2021	-	-	-	-	6,206

Bellridge Capital LP.	10%	November 25, 2021	-	-	-	-	31,029
	10%	February 16, 2022	-	-	-	-	-
	10%	February 16, 2022	900,000	79,500	(115,891)	863,609	-

Total convertible notes payable			$2,044,000	$180,554	$(263,201)	$1,961,353	$903,641